NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Block 40 L L C 2023 [Member]
[custom:CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalentsApproximated-0]		$ 2,194,000
[custom:MarketingAndAdvertisingExpenseApproximated]		$ 325,000
Block 40 L L C 2024 [Member]
[custom:CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalentsApproximated-0]	$ 2,914,000
[custom:MarketingAndAdvertisingExpenseApproximated]	$ 319,000